Summary of Significant Accounting Policies (Details 2)	9 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Total common stock equivalents	27,116,675	25,910,622	26,627,704	17,216,872
Warrant [Member]
Total common stock equivalents	3,126,667	3,276,667	3,276,667	3,276,667
Employee Stock Option [Member]
Total common stock equivalents			23,351,037	13,890,205
Restricted Stock [Member]
Total common stock equivalents			0	50,000